Schedule of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories
Raw materials	€ 102,082	€ 4,790
Work in progress	55,681	14,914
Finished goods	8,135	13,625
Purchased goods (third party products)	7,362	1,303
Gross amount of inventories before write-down	173,260	34,631
Less: write-down provision	(49,162)	(7,698)
Inventories	€ 124,098	€ 26,933